Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Oct. 05, 2018
Supplement [Text Block]	nit2_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust II

Prospectus dated October 31, 2017

Prospectuses dated November 30, 2017

Prospectus dated December 18, 2017

Prospectus dated December 29, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen NWQ International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust II

Prospectus dated October 31, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Santa Barbara Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust II

Prospectuses dated November 30, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust II

Prospectuses dated November 30, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Equity Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust II

Prospectus dated December 29, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Santa Barbara Global Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust II

Prospectuses dated November 30, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Santa Barbara International Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust II

Prospectuses dated November 30, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Winslow International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust II

Prospectus dated December 18, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.